Schedule of 2015 Debt Issuances (Details) € in Millions, $ in Millions				12 Months Ended
	Oct. 22, 2014 USD ($)	Apr. 22, 2014 USD ($)	Apr. 08, 2014 USD ($)	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2014 USD ($)	Apr. 08, 2014 EUR (€)
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Proceeds from issuance of long-term debt				$ 39	$ 5,174	$ 7,072
Total unsecured debt
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Proceeds from issuance of long-term debt					$ 5,030
Total unsecured debt | 1.900% Debt Issuance, Due 2022 [Domain]
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Principal Amount | €							€ 850
Interest Rate							1.90%
Proceeds from issuance of long-term debt			$ 1,161
Total unsecured debt | 2.550% Debt Issuance, Due 2026 [Domain]
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Principal Amount | €							€ 650
Interest Rate							2.55%
Proceeds from issuance of long-term debt			$ 885
Total unsecured debt | 1.000% Debt Issuance, Due 2017 [Domain]
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Principal Amount		$ 500
Interest Rate		1.00%
Proceeds from issuance of long-term debt		$ 499
Total unsecured debt | 3.300% Debt Issuance, Due 2024 [Domain]
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Principal Amount	$ 500	$ 1,000
Interest Rate	3.30%	3.30%
Proceeds from issuance of long-term debt	$ 508	$ 992
Total unsecured debt | 4.300% Debt Issuance, Due 2044 [Domain}
Schedule of Fiscal Year 2015 Debt Issuances [Line Items]
Principal Amount		$ 1,000
Interest Rate		4.30%
Proceeds from issuance of long-term debt		$ 985